Deposits, prepayments and other assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Prepayments And Other Assets [Abstract]
Deposits, prepayments and other assets
10.
Deposits, prepayments and other assets

	2023	2022
(in $ millions)	$	$
Non-current
Deposits	102	130
Loan receivable as part of co-investing arrangement	94	87
	196	217
Current
Prepayments	55	70
Tax recoverable	30	46
Deposits	108	54
Others	27	24
Less: Loss allowance	(12)	(12)
	208	182

Tax recoverable

These amounts comprise Value-added tax (“VAT”) and withholding tax recoverable which are the amounts paid to the respective tax authorities which will be recovered either against future tax liabilities of the same tax authorities or refunded.